Intangible assets, airport concessions and goodwill - Net:	12 Months Ended
Dec. 31, 2020
Intangible assets, airport concessions and goodwill - Net:
Intangible assets, airport concessions and goodwill - Net:

Note 8 - Intangible assets, airport concessions and goodwill - Net:

The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

			Foreign currency
	1/1/2019		translation		Additions (*)		Transfers		12/31/2019

Concessions (Regulated Activity)	Ps.	49,961,253	Ps.	(961,446)	Ps.	591,315	Ps.	995,514	Ps.	50,586,636
Contracts assets		671,496				1,236,196		(929,632)		978,060
Contractor advance						762,578		(65,882)		696,696
Licences and ODC		249,671				30,126				279,797
Commercial Right’s (Unregulated Activity)		6,531,631		(381,902)						6,149,729
Goodwill		2,567,365		—						2,567,365
Accumulated amortization		(10,395,094)		33,462		(1,770,613)				(12,132,245)
	Ps.	49,586,322	Ps.	(1,309,886)	Ps.	849,602		—	Ps.	49,126,038

			Foreign currency
	1/1/2020		translation		Additions (**)		Transfers		12/31/2020

Concessions (Regulated Activity)	Ps.	50,586,636	Ps.	1,059,370	Ps.	107,144	Ps.	932,376	Ps.	52,685,526
Contracts assets		978,060		1,295		3,036,386		(311,676)		3,704,065
Contractor advance		696,696		—		355,809		(620,700)		431,805
Licences and ODC		279,797				84,930				364,727
Commercial Right’s (Unregulated Activity)		6,149,729		340,507						6,490,236
Goodwill		2,567,365		—						2,567,365
Accumulated amortization		(12,132,245)		(79,297)		(1,849,871)				(14,061,413)
	Ps.	49,126,038	Ps.	1,321,875	Ps.	1,734,398			Ps.	52,182,311

(*)       The most significant additions made in 2019 are a) beginning of the first stage of extension of the Mérida Airport terminal; expansion of runways and taxiways in Huatulco Airport; land for the expansion works of terminal four of the Cancún Airport, and b) last stage of the construction of the building of the cargo terminal of the Rionegro Airport and completion of the construction of the modules connecting the terminal building with the parking lot at Rionegro Airport.

(**)     The most significant additions made in 2020 are a) the expansion of the terminal building, commercial platform, runways, taxiways, and roads at the Mérida Airport; b) the commencement of works for the expansion of Terminal 3 and 4 and the expansion of runways, taxiways, platform and roads at Cancún Airport and c) installation of a new system to screen checked baggage in an expanded section of the airport, expansion of the platform commercial runways and taxiways at Huatulco Airport.

The consolidated expense for amortization of intangibles related to concessions were Ps.1,694,252, Ps.1,750,239 and Ps.1,820,239 in 2018, 2019 and 2020 and has been charged to the cost of aeronautical and non-aeronautical services, this amount includes the amortization of commercial rights of Ps.179,199 Ps.172,020 and Ps.181,545 for 2018, 2019 and 2020 respectively, recognized by the valuation of its investment in accordance with IFRS 3 “Business combinations”, and the amortization of the intangible assets of Airplan for Ps.100,479, Ps.96,455 and Ps.101,795 for 2018, 2019 and 2020, respectively.

The amortization expense of the Mexican concession by Ps.656,428 in 2018, Ps.664,267 in 2019 and Ps.686,460 in 2020 has been charged to the cost of the aeronautical and non-aeronautical services.

The amortization expense of the Aerostar concessions by Ps.406,261 in 2018, Ps.433,328 in 2019 and Ps.492,505 in 2020 has been charged to the cost of aeronautical and non-aeronautical services.

The amortization expense of the Airplan concessions by Ps.351,885 in 2018, Ps.384,169 in 2019 and Ps.357,934 in 2020 has been charged to the cost of aeronautical and non-aeronautical services.

The expense for amortizing licenses and ODC by Ps.22,191 in 2018, Ps.20,374 in 2019 and Ps.29,632 in 2020 has been charged to administrative expenses.

8.1) Impairment testing of goodwill

The Company reviews the performance of business in the countries where its subsidiaries operate, considering three CGUs per country of operation.

Airport operations were affected in 2020 due to COVID-19, which led to a decrease in passenger traffic. This situation led to the closure of terminals at Airplan-operated aiports from the last week of March, 2020 until the third week of September, 2020. In the case of Mexico, Terminals 2 and 3 at Cancún International Airport were temporarily closed on April 11 and 18, 2020, respectively, and were reopened on July 14 and October 1, 2020 respectively. These events are indicators of impairment and the Company performed impairment testing, first on September 30, 2020 and subsequently on December 31, 2020, for each of the three CGUs identified by the Company. From the testing, no impairment in the intangible assets of the company including goodwill was recorded. For fiscal year 2020, the Company carried out impairment testing on all CGUs considering the entire value of intangible assets, airport concessions and goodwill for Ps.52,182,311.

Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned.

The following is a summary of the allocation of goodwill for each operating segment:

	December 31,
	2019		2020
Aerostar	Ps.	1,057,651	Ps.	1,057,651
Airplan		1,509,714		1,509,714

	Ps.	2,567,365	Ps.	2,567,365

Methodology:

Pursuant to IAS 36 methods applied to the 2020 calculation, Management determines the recoverable value by the fair value less costs of disposal. The Company used this method for all its CGUs. To determine the fair value less costs of disposal the discounted cash flow projections approved by management are used covering a period of 28 years for Mexico, 32 years for Aerostar and 12 years for Airplan, which correspond to the remaining years of the airport concessions. For fiscal year 2019, the Company determined the recoverable value of each CGU on the basis of the value in use for the annual impairment testing of goodwill.

In 2020, the Company changed its valuation technique used for estimating the recoverable amount, from the traditional approach that uses a single cash flow scenario, to the expected cash flow approach that uses several scenarios of probability-weighted cash flows. The change in the valuation technique is due to a significant degree of uncertainty in the estimate and a wider range of possible cash flows projections after the impact of COVID-19.

This approach uses several cash flow projections considering the assumed probabilities of different events and/or scenarios instead of a single cash flow scenario. Although there may be several scenarios and probabilities, the Company considered that the three scenarios detailed below (base, positive and negative) reflect a representative sample of possible outcomes. The calculations use cash flow projections that are based on financial budgets and business plans prepared by management and approved by the board of directors. Budgets and business plans are updated to reflect the latest developments as of the reporting date. Management's expectations reflect performance to date and are based on its experience in times of recession and are consistent with the assumptions that a market participant would make. The calculations are supported by studies carried out by independent third parties specialized in the aeronautical industry in conjunction with studies published by the International Civil Aviation Organization (ICAO). These studies contemplate the economic impacts of COVID-19 and present different recovery curve scenarios for each CGU.

Due to the specific circumstances of each market in which the Company operates, the following scenarios were considered appropriate:

Positive - To construct a positive scenario of each CGU, a significant smooth recovery of passenger traffic was considered, that is, management increased within these scenarios a percentage applied to passenger traffic in each of the remaining years of each concession: in the case of Airplan and Aerostar it was 10% on the number of passengers of the base scenario, while 5% was considered in the CGU of Mexico owing to different qualitative factors as vaccination plans developed over time, as well as repressed passenger demand. In addition, these percentages allocated to each CGU reflect in each of them a positive recovery aligned with optimistic recovery forecast by ICAO. Consequently, under this scenario, management expects a recovery of passengers and profits in a shorter period of years.

Base - To construct the base scenario of each CGU, current effects on the industry impacting each CGU were considered as well as the recovery and growth obtained from the studies performed by management through specialized third parties of the industry.

Negative - To construct the negative scenario for each CGU, a slower recovery in passenger traffic was considered, that is, management reduced the base scenario by a percentage applied to passenger traffic in each of the remaining years of the concession. For Airplan and Aerostar, it was -10%, while for the CGU of Mexico it amounted to -5%, owing to different qualitative factors, such as existing or new restrictions to travel, late vaccination processes against COVID-19. In addition, these percentages allocated to each CGU reflect in each of them a slower recovery that is aligned with pessimistic recovery forecast by ICAO. Consequently, within this scenario management expects a recovery of passengers and profits over a longer period of years.

The expected probability-weighted cash flow determined by the Company resulted from allocating a probability to the 3 above-mentioned scenarios. The Company estimated a 25% weighing to the negative scenario, 65% to the base scenario and 10% to the positive scenario. No impairment was recorded in any of the CGUs under any of these 3 scenarios or under that of expected probability-weighted cash flows.

The assumptions used to estimate the recoverable amount are consistent with assumptions made by a market participant. For each CGU, the key assumptions for the base scenario were the following during 2019 and 2020:

	2019
	Airplan	Aerostar

Discount rate	9.66%	9.60%
Operating costs and expenses annual average	5.25%	4.45%
Departing passenger growth rate	6.70%	2.50%

	2020
	Mexico	Airplan	Aerostar
Discount rate	12.20%	6.92%	9.54%
Operating costs and expenses annual average	3.00%	3.00%	3.00%
Passenger growth rate in the recovery period of each CGU.	34.80%	52.16%	19.37%
Recovery period (years)	5	3	5
Average growth rate of passengers in the period
after the recovery of passengers for each CGU	2.30%	4.90%	1.70%
Hierarchy level of the fair value of the recoverable of the CGU	3	3	3

Management has determined the values assigned to each of the above key assumptions as follows:

2019

Assumption	Approach used to determine values

Discount rates	It reflects specific risks relating to industry market rates and countries where they operate.

Annual average growth of revenue, as well as operating costs and expenses.	Weighted average growth rate during the concession period, which is based on the historical and projected inflation trends.

Growth rate for departing passengers	Weighted average growth rate of departing passengers during the concession period aligned with financial and operating growth.

2020

Assumption	Approach used to determine values

Discount rates	The after-tax discount rates were used from information of listed companies of the industry where each CGU operates.

Growth rate for operating costs and expenses.	Growth rate during the concession period, which is based on the latest period and projected inflation trends.

Growth rate of passengers (during the recovery period of each CGU).	Weighted average growth rate of departing passengers during the recovery period aligned with industry growth.

Growth rate of departing passengers (after the recovery period of each CGU).	Weighted average growth rate of departing passengers during the concession period aligned with operating and financial growth under a recovered economic environment in terms of passenger traffic.

Below is the sensitivity of the discount rates applied to projections of each CGU subject to annual impairment testing for fiscal year 2019.

CGU Aerostar:

If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.60%), management's estimate would have had the following effects, an excess of the flows of cash against the carrying amount of Ps.3,937,096 and Ps.9,876,930, respectively.

CGU Airplan:

If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.66)%, Management's estimate would have had the following effects, an excess of the flows of cash  against the carrying amount of Ps.615,993 and Ps.1,102,280, respectively.

For the year 2020, sensitivity analyses were applied to projections of each CGU as shown below.

Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.8,375,900 and Ps.18,213,261, respectively in Mexico, $563,239 and Ps.4,995,314 in Aerostar, respectively, and Ps.1,273,721 and Ps.1,857,402 in Airplan, respectively. When making a sensitivity analysis on the discount rate of the expected probability-weighted cash flow, there are no significant variations compared with the base scenario.

Further, if the variables of the three scenarios remain constant, including the discount rate, and after the sensitivity analysis performed by the Company on the weighing allocated to each scenario, even considering the negative scenario at 100%, no impairment would be recorded in any of the CGUs.

8.2) Basic terms and conditions of the concessions

Mexico:

The basic terms and conditions of each concession are the following:

a.

The concession holder must undertake the construction, improvement and maintenance of the facilities in accordance with its Master Development Plan (MDP) and is required to update the plan every five years. See Note 15.b.

b.

The concession holder may only use the airport facilities for the purposes specified in the concession and must provide services in accordance with all applicable laws and regulations, and is subject to statutory oversight by the SCT. The concession holder shall pay a DUAC (currently 5% of the gross income of the concession holder, resulting from the use of public assets in accordance with the terms of the concessions) as required by the applicable law. DUAC is presented in the consolidated statement of income under “Cost of aeronautical services”. See Note 4.

c.	Fuel services and fuel supply are to be provided by the Mexican Airport and Auxiliary Services Agency, a Decentralized Public Entity.
d.	The concession holder must grant access to and the use of specific areas of the airport to government agencies to perform their activities inside the airports.
e.

The concession may be terminated if the concession holder fails to comply with certain of the obligations imposed by the concession as established in Article 27 or for the reasons specified in Article 26 of the Airport Law.

f.	Revenues resulting from the concession are regulated and subject to a review process. See Note 18.1.3.
g.	The terms and conditions of the regulations governing the operations of the Company may be modified by the SCT.

Aerostar:

The purpose of the Aerostar concession (Agreement) is to operate the public airport safely by maintaining the highest possible levels of safety and protection at the LMM Airport, and promoting, facilitating and improving commerce, tourism and economic development. The Puerto Rico authorities, Aerostar and the other airlines have agreed to the terms and conditions of the LMM Airport Facility Contract. The concession period is 40 years as of the closing of the agreement assigning the Airport’s operating rights (February 27, 2013).

Under the Agreement, Aerostar has no rights to control in full the use of the Airport facilities, for example, airport facilities that are under the supervision of the Authority or internal or external security in certain areas and it is required to provide certain maintenance services within the airport.

As part of the Agreement, the authorities granted Aerostar the right to sublease the LMM Airport non-aeronautical areas and to collect and retain the fees, charges and payments and income arising from all subleased facilities.

According to the provisions of the Agreement, the Company has the right to collect the annual contributions of all airlines, which will be equal to the sum of the: a) platform use fees; b) landing fees; c) other leases, and d) international and domestic airport use fees.

The Agreement requires Aerostar to make a cash payment of USD2,500 per year for the first five years after the first five years, the authority establishes a payment of “Annual Authority Income Share”, consisting of 5 % of the gross revenues of the airport obtained by Aerostar from the sixth year to the thirtieth year. From year 31 to 40, this amount will increase to 10% of the airport’s gross revenues.

Airplan:

The object of the concession contract 8000011-0K is the granting by the Special Administrative Unit of Civil Aeronautics of Colombia in favor of Airplan of a concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the airports Antonio Roldán Betancourt, El Caraño, José María Córdova, Las Brujas and Los Garzones, and the granting by Enrique Olaya Herrera Airport - AIH in favor of the concessionaire of the concession for the administration, commercial operation, adaptation, modernization and maintenance of Enrique Olaya Herrera Airport. The term of execution of the contract extends from the date of signing of the act of commencement of execution and until the date on which one of any of the following events occurs:

•	The regulated revenues generated are equal to the expected regulated revenues, provided that the concession agreement has been in force for at least 24 years.
•	The concession agreement has been in force for at least 40 years, regardless of whether the regulated revenues generated are equal to the expected revenues.
•

If the regulated revenues generated by the Colombian airports are equal to the expected revenues before the end of the 24-year period, the concession agreement will remain in effect until the end of such period.

For purposes of the regulated revenue expected as defined in the concession contract, it must be taken into consideration that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor.

The grantors agree to assign the regulated and unregulated revenues corresponding to each of the airports to Airplan. The concessionaire will obtain all of its remuneration for the concession from the assignment of the regulated revenues and the unregulated revenues that the grantors make in their favor.

The concessionaire is obliged, with the grantor to pay, during the term of the contract, a consideration equivalent to 19% of the gross income of the concessionaire.

The concession granted by virtue of this contract imposes on the concessionaire the general obligation to administer, make commercial use and operate the airports in accordance with the minimum specifications set forth in the contract and at their own risk.

The determination of the economic useful life of the intangible asset is subject to the percentage of execution of the revenues with respect to the total expected income in the Company's financial model.

Fiduciaria Bancolombia Contract:

In accordance with the requirements of the concession agreement, on June 25, 2008, Airplan constituted a trust and entered into a trust agreement with Fiduciaria Bancolombia making that institution the trustee.  The trust was constituted to administer the concession’s resources and to oversee the payment of the concession’s obligations by the concessionaire.  Airplan transfers all of the gross income it receives and all of the debt and capital resources it obtains from the administration of the concession to the trust.

The trustee maintains, in accordance with current accounting standards, a record of each and every one of the payments and transfers that are made to third parties or to the concessionaire itself, making the appropriate charges to the trust’s accounts. The foregoing is without prejudice to the assignment of regulated revenues and non-regulated revenues to the concessionaire and not the trust.  The debt and capital resources obtained by the concessionaire are recorded in the concessionaire’s own accounts and only kept for record purposes in the trust because the trust is constituted for purposes of administering such resources.

The constitution of the trust was made through the execution of an irrevocable mercantile trust and administration contract whose term is the maximum term authorized by the Colombian Commercial Code.

8.3) Subsequent measurement of the intangible asset

The Company will subsequently measure the intangible asset over its economic useful life at cost, less accumulated amortization and impairment loss.